UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4765 _________

Dreyfus Premier New York Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	5/31/06

FORM N-CSR
Item 1.	Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
24	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
New York Municipal Bond Fund

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier New York Municipal Bond Fund, covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board (the “Fed”) has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007. The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further. As always, we urge you to discuss with your financial advisor the potential implications of these possibilities on your investments.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Monica S. Wieboldt, Portfolio Manager

How did Dreyfus Premier New York Municipal Bond Fund perform relative to its benchmark?

For the six-month period ended May 31, 2006, the fund achieved total returns of 1.54% for Class A shares, 1.27% for Class B shares and 1.15% for Class C shares.1 The Lehman Brothers Municipal Bond Index, the fund’s benchmark, achieved a total return of 1.52% for the same period.2 In addition, the average total return for all funds reported in the Lipper New York Municipal Debt Funds category was 1.53% .3

Municipal bonds held up relatively well amid rising interest rates as a result of supply-and-demand factors. The fund’s Class A shares produced a return which was in line with its benchmark and Lipper category average, primarily due to strong income contributions from its core holdings, higher-yielding corporate-backed bonds and the success of our yield-curve strategy.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital.To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes. The fund will invest at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. For additional yield, the fund may invest up to 30% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) raised short-term interest rates at each of four meetings, driving the overnight federal funds rate to 5% by the reporting period’s end. Short-term municipal bond yields climbed along with interest rates, but longer-term bond yields rose less steeply, contributing to a further narrowing of yield differences (known as “spreads”) across the maturity range. While longer-term bond yields began to rise more steeply and prices fell in the spring, it was not enough to erase positive absolute returns for the reporting period overall.

The growing U.S. economy helped to reduce unemployment and boost tax receipts for New York state and New York City. A reduced supply of newly issued securities was met with robust investor demand, supporting prices. In addition, New York City received a credit-rating upgrade from a major bond rating agency during the reporting period.

The fund received strong contributions from its core holdings of “seasoned” bonds. These bonds were purchased at higher yields than are available today, and typically retain more of their value. The fund also benefited from corporate-backed holdings — bonds back by corporations or other institutions that are eligible for federal and state tax-exempt status — including those backed by airlines,health care facilities and the states’ settlement of litigation with U.S. tobacco companies.

Early in the reporting period, our focus on maturities toward the longer end of the fund’s maturity range enabled the fund to participate more

4

fully in strength among long-term bonds.We began to shift our focus toward higher-quality securities with somewhat shorter maturities as yield differences moderated at the longer end of the maturity range. Because these differences have been unusually narrow compared to historical norms, we gave up relatively little current income by doing so.

What is the fund’s current strategy?

While the Fed appears to be closer to the end of its credit tightening campaign, recent economic data have signaled the possibility of additional rate hikes over the months ahead. If this occurs, we would anticipate a greater degree of market volatility.As we move further into the year and it appears that Fed tightening is coming to an end,we would expect the yield curve to steepen, potentially benefiting bonds with maturities shorter than 30 years and possibly offering opportunities to reduce the fund’s average duration without significantly affecting its level of current income. However, we are watching the economy carefully, and we are prepared to adjust our strategies as circumstances change.

June 15, 2006
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares.
Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain expenses by The Dreyfus Corporation pursuant to an agreement in effect until August 31, 2006, at which time it may be extended, modified or terminated.
Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New York Municipal Bond Fund from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment assuming actual returns for the six months ended May 31, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.27	$ 6.77	$ 8.02
Ending value (after expenses)	$1,015.40	$1,012.70	$1,011.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended May 31, 2006

	Class A	Class B	Class C

Expenses paid per $1,000 †	$ 4.28	$ 6.79	$ 8.05
Ending value (after expenses)	$1,020.69	$1,018.20	$1,016.95

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.35% for Class B and 1.60%
for Class C; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS May 31, 2006 (Unaudited)
Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.6%	Rate (%)	Date	Amount ($)	Value ($)

New York—92.5%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/24	1,500,000	1,672,260
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo
Project) (Insured; FSA)	5.75	5/1/25	1,000,000	1,114,840
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/30	1,565,000	1,591,527
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic Facility)	5.00	10/1/35	1,500,000	1,522,815
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish
Senior Residences)	6.00	5/1/29	1,370,000	1,395,961
Jefferson County Industrial
Development Agency, SWDR
(International Paper Co.)	5.20	12/1/20	1,465,000	1,487,810
Long Island Power Authority,
Electric System General Revenue	4.50	12/1/24	2,000,000	1,961,840
Long Island Power Authority,
Electric System General
Revenue (Insured; CIFG)	5.00	9/1/33	1,000,000	1,025,900
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	4,000,000	4,231,560
Metropolitan Transportation
Authority, Revenue
(Insured; AMBAC)	5.50	11/15/18	4,000,000	4,353,960
Metropolitan Transportation
Authority, State Service Contract	5.13	1/1/29	1,000,000	1,034,350
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	1/1/12	1,225,000 [a]	1,309,427

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; FSA)	5.13	7/1/12	2,775,000 [a]	2,975,272
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	4,000,000	4,080,920
New York City	6.75	2/1/09	140,000	150,968
New York City	6.75	2/1/09	1,860,000	1,998,998
New York City	5.00	11/1/19	2,000,000	2,075,740
New York City	5.38	12/1/20	1,000,000	1,059,690
New York City	5.00	8/1/21	2,000,000	2,069,000
New York City	5.50	8/1/21	2,000,000	2,142,100
New York City	5.25	8/15/24	2,420,000	2,550,849
New York City	5.00	4/1/30	2,500,000	2,550,475
New York City Housing Development
Corp., Capital Fund Program
Revenue (New York City
Housing Authority Program)
(Insured; FGIC)	5.00	7/1/25	1,000,000	1,035,770
New York City Housing Development
Corp., MFHR (Collateralized:
FHA and GNMA)	5.25	11/1/30	2,500,000	2,599,125
New York City Industrial
Development Agency, Civic
Facility Lease Revenue (College
of Aeronautics Project)	5.45	5/1/18	1,000,000	1,026,320
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade
Center Project)	6.25	3/1/15	2,000,000	2,100,600
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.50	8/1/16	1,000,000	1,100,810

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,700,000	1,952,450
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/18	1,000,000	1,059,930
New York City Industrial
Development Agency, Special
Facility Revenue (Terminal One
Group Association, L.P. Project)	5.50	1/1/24	2,000,000	2,116,680
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/37	2,500,000	2,564,300
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	6.00	5/15/10	450,000 [a]	492,340
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/25	1,205,000	1,258,791
New York Liberty Development
Corp., Revenue (Goldman Sachs
Headquarters Issue)	5.25	10/1/35	1,500,000	1,629,240
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	2,000,000	2,029,800
New York State Dormitory
Authority, Court Facilities LR
(The City of New York Issue)	5.25	5/15/12	3,000,000	3,195,780
New York State Dormitory
Authority, Insured Revenue
(Manhattan College)
(Insured; Radian)	5.50	7/1/16	975,000	1,050,075

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	1,000,000 [a]	1,082,440
New York State Dormitory
Authority, Revenue
(Columbia University)	5.25	7/1/17	2,500,000	2,744,075
New York State Dormitory
Authority, Revenue
(Columbia University)	5.00	7/1/31	2,000,000	2,091,000
New York State Dormitory
Authority, Revenue
(Consolidated City
University System)	5.63	7/1/16	4,000,000	4,403,640
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; AMBAC)	5.75	7/1/09	3,000,000	3,145,620
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FGIC)	5.75	7/1/16	1,000,000	1,074,640
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	1,000,000	1,119,650
New York State Dormitory
Authority, Revenue
(Cornell University)	5.00	7/1/24	2,000,000	2,097,640
New York State Dormitory
Authority, Revenue
(Long Island University)	5.50	9/1/20	1,585,000	1,688,057
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	880,000	899,985
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	1,000,000	1,107,680

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Mount Sinai
NYU Health Obligated Group)	5.50	7/1/26	2,000,000	2,021,420
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/24	1,750,000	1,819,405
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.75	7/1/06	390,000 [a]	398,518
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/14	2,000,000	2,116,360
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	2,500,000	2,587,550
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/17	2,000,000	2,259,040
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	2,870,000	2,925,305
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	1,650,000	1,716,577
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	1,000,000 [a]	1,091,470
New York State Housing Finance
Agency, Service Contract
Obligation Revenue	5.50	9/15/18	1,650,000	1,712,024
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.35	10/1/26	2,000,000	2,050,800
New York State Power Authority,
Revenue (Insured; FGIC)	5.00	11/15/18	1,000,000	1,059,880
New York State Thruway Authority,
General Revenue (Insured; AMBAC)	5.00	1/1/24	2,000,000	2,085,660

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
Second General Highway
and Bridge Trust Fund
(Insured; AMBAC)	5.67	4/1/19	1,500,000 [b,c]	1,668,135
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.75	4/1/09	2,000,000 [a]	2,128,620
New York State Thruway Authority,
Service Contract Revenue
(Local Highway and Bridge)	5.25	4/1/11	2,500,000 [a]	2,664,800
New York State Urban Development
Corp., State Personal Income
Tax Revenue (State Facilities
and Equipment) (Insured; FGIC)	5.50	3/15/13	2,450,000 [a]	2,692,256
Newburgh Industrial Development
Agency, IDR (Bourne and Kenny
Redevelopment Co.)
(Guaranteed; SONYMA)	5.75	2/1/32	1,000,000	1,045,900
Niagara County Industrial
Development Agency, SWDR	5.63	11/15/14	2,000,000	2,094,000
Niagara County Industrial
Development Agency, SWDR	5.55	11/15/15	1,000,000	1,040,620
Niagara Frontier Transportation
Authority, Airport Revenue
(Buffalo Niagara International
Airport) (Insured; MBIA)	5.63	4/1/29	2,000,000	2,101,520
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glenn Arden Inc. Project)	5.63	1/1/18	1,000,000	1,019,080
Port Authority of New York and New
Jersey (Consolidated Bonds,
37th Series) (Insured; FSA)	5.50	7/15/18	3,000,000	3,238,890
Port Authority of New York and
New Jersey (Consolidated
Bonds, 142nd Series)	5.00	7/15/23	2,000,000	2,089,220
Rensselaer County Industrial
Development Agency, IDR
(Albany International Corp.)
(LOC; Bank of America)	7.55	6/1/07	1,500,000	1,550,175

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Sales Tax Asset Receivable Corp.,
Sales Tax Asset Revenue
(Insured; MBIA)	5.25	10/15/19	2,000,000	2,161,500
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/18	1,000,000	1,073,530
Tobacco Settlement Financing Corp.
of New York, Asset-Backed
Revenue Bonds (State
Contingency Contract Secured)	5.50	6/1/21	3,000,000	3,222,180
Triborough Bridge and Tunnel
Authority, Highway
and Toll Revenue	6.00	1/1/12	2,000,000	2,176,920
Triborough Bridge and Tunnel
Authority, Revenue
(Insured; MBIA)	5.00	11/15/32	2,000,000	2,050,380
Ulster County Industrial
Development Agency, Civic
Facility Revenue (Benedictine
Hospital Project)	6.40	6/1/14	730,000	731,051
Watervliet Housing Authority,
Residential Housing
Revenue (Beltrone Living
Center Project)	6.00	6/1/28	1,000,000	920,570
Westchester Tobacco Asset
Securitization Corp.,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	1,168,416
U.S. Related—7.1%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	6.00	7/1/10	2,000,000 [a]	2,172,380
Guam Waterworks Authority,
Water and Wastewater
System Revenue	5.88	7/1/35	1,000,000	1,048,690
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.63	7/1/10	2,000,000 [a]	2,165,380

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.75	7/1/10	1,500,000 [a]	1,628,700
Puerto Rico Industrial Medical
Educational and Environmental
Pollution Control Facilities
Financing Authority, HR (Saint
Luke’s Hospital Project)	6.25	6/1/06	755,000 [a]	755,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; FGIC)	0.00	7/1/30	2,500,000	788,350
Virgin Islands Public Finance
Authority, Revenue	5.50	10/1/14	3,000,000	3,118,980
Total Long-Term Municipal Investments
(cost $159,348,945)				163,381,952

Short-Term Municipal
Investment—.6%

U.S. Related;
Government Development Bank of
Puerto Rico, CP
(cost $1,000,000)	4.65	6/1/06	1,000,000	1,000,010

Total Investments (cost $160,348,945)			100.2%	164,381,962
Liabilities, Less Cash and Receivables			(.2%)	(381,802)
Net Assets			100.0%	164,000,160

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Inverse floater security—the interest rate is subject to change periodically.
[c] Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, this security amounted to $1,668,135 or 1.0% of net assets.

14

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors
Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	RAC	Revenue Anticipation
Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage
Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue
Anticipation Notes
XLCA	XL Capital Assurance

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	38.4
AA	Aa		AA	31.8
A	A		A	14.9
BBB	Baa		BBB	6.4
BB	Ba		BB	1.9
B	B		B	1.8
Not Rated [d]	Not Rated [d]		Not Rated [d]	4.8
				100.0

†	Based on total investments.
[d]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006 (Unaudited)

		Cost	Value

Assets ($):
Investments in securities—See Statement of Investments		160,348,945	164,381,962
Interest receivable			2,436,824
Receivable for shares of Beneficial Interest subscribed			112,304
Prepaid expenses			21,804
			166,952,894

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			118,920
Cash overdraft due to Custodian			2,688,085
Payable for shares of Beneficial Interest redeemed			99,035
Accrued expenses			46,694
			2,952,734

Net Assets ($)			164,000,160

Composition of Net Assets ($):
Paid-in capital			159,878,515
Accumulated net realized gain (loss) on investments			88,628
Accumulated net unrealized appreciation
(depreciation) on investments			4,033,017

Net Assets ($)			164,000,160

Net Asset Value Per Share
	Class A	Class B	Class C

Net Assets ($)	135,337,827	21,606,843	7,055,490
Shares Outstanding	9,333,250	1,490,261	486,564

Net Asset Value Per Share ($)	14.50	14.50	14.50

See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS Six Months Ended May 31, 2006 (Unaudited)
Investment Income ($):
Interest Income	4,055,267
Expenses:
Management fee—Note 3(a)	464,018
Shareholder servicing costs—Note 3(c)	252,336
Distribution fees—Note 3(b)	84,018
Professional fees	29,288
Registration fees	15,683
Custodian fees	13,241
Prospectus and shareholders’ reports	6,704
Trustees’ fees and expenses—Note 3(d)	2,426
Loan commitment fees—Note 2	827
Miscellaneous	14,265
Total Expenses	882,806
Less—reduction in management fee
due to undertaking—Note 3(a)	(81,027)
Net Expenses	801,779
Investment Income—Net	3,253,488

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	218,560
Net unrealized appreciation (depreciation) on investments	(848,334)
Net Realized and Unrealized Gain (Loss) on Investments	(629,774)
Net Increase In Net Assets Resulting from Operations	2,623,714

See notes to financial statements.
18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2006	Year Ended
	(Unaudited)	November 30, 2005

Operations ($):
Investment income—net	3,253,488	6,596,738
Net realized gain (loss) on investments	218,560	2,634,986
Net unrealized appreciation
(depreciation) on investments	(848,334)	(4,644,340)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,623,714	4,587,384

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(2,746,900)	(5,466,564)
Class B shares	(390,108)	(880,829)
Class C shares	(116,480)	(246,598)
Net realized gain on investments:
Class A shares	(2,294,850)	(293,441)
Class B shares	(375,728)	(56,671)
Class C shares	(120,467)	(16,926)
Total Dividends	(6,044,533)	(6,961,029)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	9,047,304	11,772,173
Class B shares	959,364	1,390,525
Class C shares	172,252	714,959
Dividends reinvested:
Class A shares	3,698,427	4,019,642
Class B shares	460,553	538,930
Class C shares	187,448	165,689
Cost of shares redeemed:
Class A shares	(19,579,217)	(22,037,134)
Class B shares	(4,057,640)	(7,860,380)
Class C shares	(706,927)	(2,297,316)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(9,818,436)	(13,592,912)
Total Increase (Decrease) in Net Assets	(13,239,255)	(15,966,557)

Net Assets ($):
Beginning of Period	177,239,415	193,205,972
End of Period	164,000,160	177,239,415

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended
	May 31, 2006	Year Ended
	(Unaudited)	November 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	619,502	782,935
Shares issued for dividends reinvested	253,418	267,491
Shares redeemed	(1,337,729)	(1,464,408)
Net Increase (Decrease) in Shares Outstanding	(464,809)	(413,982)

Class B [a]
Shares sold	65,826	92,743
Shares issued for dividends reinvested	31,559	35,855
Shares redeemed	(277,287)	(522,877)
Net Increase (Decrease) in Shares Outstanding	(179,902)	(394,279)

Class C
Shares sold	11,773	47,552
Shares issued for dividends reinvested	12,844	11,028
Shares redeemed	(48,411)	(153,067)
Net Increase (Decrease) in Shares Outstanding	(23,794)	(94,487)

[a]	During the period ended May 31, 2006, 71,484 Class B shares representing $1,043,200 were automatically converted to 71,471 Class A shares and during the period ended November 30, 2005, 206,560 Class B shares representing $3,112,046 were automatically converted to 206,542 Class A shares.
See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased or (decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
May 31, 2006			Year Ended November 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.80	15.00	15.33	15.11	14.80	14.34
Investment Operations:
Investment income—net	.29[b]	.56[b]	.58[b]	.60[b]	.67[b]	.68
Net realized and unrealized
gain (loss) on investments	(.06)	(.17)	(.17)	.30	.31	.46
Total from Investment Operations	.23	.39	.41	.90	.98	1.14
Distributions:
Dividends from
investment income—net	(.29)	(.56)	(.58)	(.60)	(.67)	(.68)
Dividends from net realized
gain on investments	(.24)	(.03)	(.16)	(.08)	—	—
Total Distributions	(.53)	(.59)	(.74)	(.68)	(.67)	(.68)
Net asset value, end of period	14.50	14.80	15.00	15.33	15.11	14.80

Total Return (%) [c]	1.54[d]	2.58	2.71	6.11	6.76	8.05

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95[e]	.95	.94	.94	.96	.92
Ratio of net expenses
to average net assets	.85[e]	.93	.94	.94	.96	.92
Ratio of net investment income
to average net assets	3.96[e]	3.70	3.81	3.94	4.49	4.58
Portfolio Turnover Rate	12.91[d]	52.26	21.53	44.33	24.22	23.65

Net Assets, end of period
($ x 1,000)	135,338	144,978	153,173	160,371	151,658	149,772

[a] As required, effective December 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended November 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 4.48% to 4.49%. Per share data and ratios/supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)
Six Months Ended
May 31, 2006			Year Ended November 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.79	15.00	15.33	15.11	14.80	14.34
Investment Operations:
Investment income—net	.25[b]	.48[b]	.50[b]	.53[b]	.59[b]	.60
Net realized and unrealized
gain (loss) on investments	(.05)	(.18)	(.17)	.29	.32	.46
Total from Investment Operations	.20	.30	.33	.82	.91	1.06
Distributions:
Dividends from
investment income—net	(.25)	(.48)	(.50)	(.52)	(.60)	(.60)
Dividends from net realized
gain on investments	(.24)	(.03)	(.16)	(.08)	—	—
Total Distributions	(.49)	(.51)	(.66)	(.60)	(.60)	(.60)
Net asset value, end of period	14.50	14.79	15.00	15.33	15.11	14.80

Total Return (%) [c]	1.27[d]	2.06	2.18	5.57	6.23	7.50

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.46[e]	1.47	1.45	1.44	1.46	1.42
Ratio of net expenses
to average net assets	1.35[e]	1.45	1.45	1.44	1.46	1.42
Ratio of net investment income
to average net assets	3.44[e]	3.19	3.30	3.43	3.97	4.07
Portfolio Turnover Rate	12.91[d]	52.26	21.53	44.33	24.22	23.65

Net Assets, end of period
($ x 1,000)	21,607	24,710	30,960	39,155	39,763	32,484

[a]	As required, effective December 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended November 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.96% to 3.97%. Per share data and ratios/supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.
22

Six Months Ended
May 31, 2006			Year Ended November 30,

Class C Shares	(Unaudited)	2005	2004	2003	2002 [a]	2001

Per Share Data ($):
Net asset value,
beginning of period	14.80	15.00	15.33	15.11	14.81	14.35
Investment Operations:
Investment income—net	.23[b]	.44[b]	.46[b]	.48[b]	.55[b]	.57
Net realized and unrealized
gain (loss) on investments	(.06)	(.17)	(.17)	.31	.31	.46
Total from Investment Operations	.17	.27	.29	.79	.86	1.03
Distributions:
Dividends from
investment income—net	(.23)	(.44)	(.46)	(.49)	(.56)	(.57)
Dividends from net realized
gain on investments	(.24)	(.03)	(.16)	(.08)	—	—
Total Distributions	(.47)	(.47)	(.62)	(.57)	(.56)	(.57)
Net asset value, end of period	14.50	14.80	15.00	15.33	15.11	14.81

Total Return (%) [c]	1.15[d]	1.81	1.94	5.32	5.93	7.23

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70[e]	1.70	1.69	1.68	1.69	1.67
Ratio of net expenses
to average net assets	1.60[e]	1.68	1.69	1.68	1.69	1.67
Ratio of net investment income
to average net assets	3.21[e]	2.95	3.06	3.16	3.71	3.77
Portfolio Turnover Rate	12.91[d]	52.26	21.53	44.33	24.22	23.65

Net Assets, end of period
($ x 1,000)	7,055	7,552	9,072	12,216	7,895	4,879

[a] As required, effective December 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies and began accreting discount or amortizing premium on a scientific basis for debt
securities.The effect of this change for the period ended November 30, 2002 was to increase net investment income per share and decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 3.70% to 3.71%. Per share data and ratios/supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.
[b] Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e] Annualized.

See notes to financial statements.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New York Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital. The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B and Class C. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Effective March 1, 2006, Class A shares of the fund may be purchased at net asset value (“NAV”) without payment of a sales charge:

  By qualified investors who (i) purchase Class A shares directly through the Distributor, and (ii) have, or whose spouse or minor children have, beneficially owned shares and continuously main- tained an open account directly through the Distributor in a Dreyfus-managed fund, including the fund, or a Founders-managed fund since on or before February 28, 2006.
24

  With the cash proceeds from an investor’s exercise of employment- related stock options, whether invested in the fund directly or indi- rectly through an exchange from a Dreyfus-managed money market fund, provided that the proceeds are processed through an entity that has entered into an agreement with the Distributor specifically relat- ing to processing stock options. Upon establishing the account in the fund or the Dreyfus-managed money market fund, the investor and the investor’s spouse and minor children become eligible to purchase Class A shares of the fund at NAV, whether or not using the proceeds of the employment-related stock options.
  By members of qualified affinity groups who purchase Class A shares directly through the Distributor, provided that the qualified affinity group has entered into an affinity agreement with the Distributor.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

26

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2005, were as follows: tax exempt income $6,593,991 and long-term capital gains $367,038.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended May 31, 2006, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken from December 1, 2005 through August 31, 2006, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees, Rule 12b-1 distribution plan fees and extraordinary expenses, do not exceed .85% of the value of the fund’s average daily net assets.The reduction in management fees, pursuant to the undertaking, amounted to $81,027 during the period ended May 31, 2006.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended May 31, 2006, the Distributor retained $17,855 from commissions earned on sales of the fund’s Class A shares and $38,175 and $358 from CDSC on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2006, Class B and Class C shares were charged $56,774 and $27,244, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2006, Class A, Class B and Class C shares were charged $173,449, $28,387 and $9,082, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $29,448 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

28

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $76,428, Rule 12b-1 distribution plan fees $13,704, shareholder services plan fees $34,740, chief compliance officer fees $1,605 and transfer agency per account fees $8,196, which are offset against an expense reimbursement currently in effect in the amount of $15,753.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2006, amounted to $21,653,710 and $32,561,643, respectively.

At May 31, 2006, accumulated net unrealized appreciation on investments was $4,033,017, consisting of $4,641,092 gross unrealized appreciation and $608,075 gross unrealized depreciation.

At May 31,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

Effective June 1,2006,the fund will no longer offer Class B shares,except in connection with dividend reinvestment and permitted exchanges of Class B shares.

The Fund 29

For	More	Information

Dreyfus Premier
New York Municipal
Bond Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2006 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment
Companies and Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule
30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule
30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment

Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New York Municipal Bond Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	July 31, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CER